UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

			Grupo
			Aval’s managed
December 31, 2019	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	10,102	Ps.	3,486,646	Ps.	3,496,748
Other account receivables		—		40,149		40,149
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		10,102		3,526,795		3,536,897
Grupo Aval’s maximum exposure (*)	Ps.	10,102	Ps.	3,526,795	Ps.	3,536,897

(*) Represent 1.26%, respectively of the Grupo Aval’s managed funds total assets.

			Grupo
			Aval’s managed
December 31, 2018	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	13,733	Ps.	2,181,725	Ps.	2,195,458
Other account receivables		—		34,431		34,431
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		13,733		2,216,156		2,229,889
Grupo Aval’s maximum exposure (*)	Ps.	13,733	Ps.	2,216,156	Ps.	2,229,889

(*) Represent 1.35%, respectively of the Grupo Aval’s managed funds total assets.